Security deposits, net	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Security deposits, net
Security deposits

Note 7 – Security deposits, net

Security deposits consist of the following:

	December 31, 2020	June 30, 2020
	(Unaudited)
Loan deposits	$930,626	$955,700
Allowance for security deposits	(773,595)	(715,024)
Total security deposits, net	$157,031	$240,676
Less: security deposits - discontinued operations	(3,535)	(3,267)
Security deposits, net - continuing operations	$153,496	$237,409

Note 7 – Security deposits, net

Security deposits include loan deposits for the loans from various banks or other financial institutions and sales performance deposit to guarantee its sales contracts.

Security deposits consist of the following:

	June 30, 2020	June 30, 2019

Loan deposits	$955,700	$986,407
Sales performance deposit	—	1,388,179	(1)
Allowance for security deposits	(715,024)	—
Total security deposits, net	$240,676	$2,374,586
Less: security deposits - discontinued operations	(3,267)	(21,844)
Security deposits, net - continuing operations	$237,409	$2,352,742
(1)	In May 2019, the Company signed a sales contract with a customer for its fresh killed hogs in 2019. The contract requires the customer to prepay approximately $1.4 million (RMB 9,551,078) to the Company as customer deposits, and it also requires the Company to provide a sales performance deposit of $1,388,179 to the customer for guaranteeing its hog supplies from May 2019 to August 2019, and was extended to December 2019. The sales performances have been completed by June 30, 2020, the customer returned the deposit back to the Company.